Ordinary Shares	6 Months Ended
Jun. 30, 2019
Ordinary Shares
Ordinary Shares

13. Ordinary Shares

Pursuant to a resolution passed in the Annual General Meeting on April 24, 2019, the Company's authorized share capital was increased from US$75,000,000 to US$150,000,000 by the addition of 75,000,000 ordinary shares of US$1.00 each (equivalent to 750,000,000 ordinary shares of US$0.10 each after the share split effective on May 30, 2019) in the share capital of the Company.

Pursuant to a resolution passed in the Extraordinary General Meeting on May 29, 2019 with effect from May 30, 2019, each ordinary share of the Company was subdivided into 10 ordinary shares and the par value per ordinary share was changed from US$1.00 to US$0.10. All Company ordinary share and per share amounts presented were adjusted retroactively as the share split was effective when the interim unaudited condensed consolidated financial statements were issued.

As at June 30, 2019, the Company is authorized to issue 1,500,000,000 ordinary shares.

A summary of ordinary share transactions (in thousands) is as follows:

	2019	2018
As at January 1	666,577	664,470
Share option exercises	—	856
As at June 30	666,577	665,326

Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors of the Company.